SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              /    /
                                                                      ----


         Pre-Effective Amendment No.                                  /   /
         Post-Effective Amendment No.   4                             / X /


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT               /    /

OF 1940


         Amendment No.     5                                          / X  /
                       ---------                                      ----
                        (Check appropriate box or boxes.)


AmeriPrime Advisors Trust - File Nos. 333-85083  and 811-09541
------------------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
  (Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:   (817) 251-6700

Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
                     (Name and Address of Agent for Service)

                                  With copy to:

            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: December 1, 1999.


It is proposed that this filing will become effective:

     / / immediately upon filing pursuant to paragraph (b)
     / / on pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1)
     / / on (date) pursuant to paragraph(a)(1)
     /X/ 75 days after filing pursuant to paragraph (a)(2)
     / / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        ENSEMBLE COMMUNITY FLAGSHIP FUND
                       ENSEMBLE COMMUNITY TECHNOLOGY FUND

                                   PROSPECTUS

                              _______________, 2000

INVESTMENT OBJECTIVE: Capital appreciation.

2010 N. First Street, Suite 301
San Jose, California 95131

(800) 611-7069

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                           PAGE

ABOUT THE FUNDS...............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUNDS...................................3

ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS..................3

HOW TO BUY SHARES.............................................................5

HOW TO REDEEM SHARES..........................................................6

DETERMINATION OF NET ASSET VALUE..............................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................8

MANAGEMENT OF THE FUNDS.......................................................8

FOR MORE INFORMATION.................................................BACK COVER

                                 ABOUT THE FUNDS

INVESTMENT OBJECTIVE

         The investment objective of Ensemble Community Flagship Fund and the Ensemble Community Technology Fund is capital appreciation.

THE ENSEMBLE COMMUNITY

         Each investor in an Ensemble Community Fund is a member of the Fund's on-line community (www.TheEnsemble.com), and under normal circumstances, ALL POSITIONS EMERGE AS A RESULT OF COMMUNITY DISCUSSION, TESTING, AND APPROVED VOTE. The advisor's stock selection process begins with an on-line community discussion of a proposed long or short position. The advisor asks members to discuss public companies falling within their respective "circles of competence." Member's "circles of competence" include industries about which they have knowledge, whether because they work in an industry or for any other reason. The advisor (not the Fund) pays cash awards throughout the year to the members of the community who provide the best input in the discussions.

         The on-line discussion will include the advisor's evaluation of the proposed position, which typically includes detailed analysis of:

o    the company's current and historical financial statements;

o overall industry fundamentals such as returns on capital and trends in price and unit volume;

o    information from trade publications and other business magazines; and

o conversations with competitors, customers, suppliers or other informed industry sources, as well as management.

         Next, the advisor presents a "thesis' (a summary of the community discussion and advisor's research, and the advisor's opinion of whether the long or short position is a good investment opportunity). The thesis is then tested through additional member discussion, after which the community votes whether to approve the thesis. Members of each Fund are given one vote per $10,000 invested, with a maximum of ten votes per member. If the community votes yes, the advisor considers the position for inclusion in the Fund. The advisor makes all final decisions regarding the composition of each Fund's portfolio.

PRINCIPAL STRATEGIES

         The Ensemble Community Flagship Fund seeks to achieve its objective by taking long positions in U.S. common stocks that the Fund's advisor believes are undervalued based on a calculation of intrinsic value, and short positions in U.S. common stocks it believes are at least 50% overvalued based on a calculation of intrinsic value.

         The Ensemble Community Technology Fund seeks to achieve its objective by taking long positions in common stocks of U.S technology companies that the Fund's advisor believes are undervalued, and short positions in technology stocks it believes are at least 50% overvalued, based on a calculation of intrinsic value. Under normal circumstances, at least 65% of its total assets will be invested in technology companies.

         The Advisor defines intrinsic value as the discounted value of the cash that can be taken out of a business during its remaining life. The term "long position" means the Fund purchases the stock. The term "short position" means the Fund sells a stock it does not own, borrows the same stock from a broker or other institution to complete the sale, and then buys the same stock at a later date to repay the lender. If the Fund sells a stock short and the price declines before the Fund buys the stock, the Fund makes a profit. This strategy, commonly referred to as "long/short equity investing," is intended to reduce the effects of general market movements on the Fund's performance.

         Each of the Funds may sell a long position, and close a short position, when the advisor believes the security is fully valued.

         The Funds are non-diversified, which means that each Fund's portfolio may at times focus on a limited number of companies.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

MANAGEMENT RISK. Each Fund's performance is dependent on both the ability of the members and the advisor to correctly evaluate undervalued and overvalued stocks. Each Fund's success is also dependent on the advisor because the advisor makes the final stock selections. The Funds have no operating history, and the advisor is a recently formed company with no prior experience managing a mutual fund. See "Management of the Fund" for further information on the advisor's investment experience.

MARKET RISK. Overall stock market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

COMPANY RISK. The value of each Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.

SMALLER COMPANY RISK. To the extent a Fund invests in smaller companies, it will be subject to additional risks.

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

SHORT SELLING RISK. Each Fund engages in short selling activities which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are more risky than long positions (purchases) in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price of the shorted stock. Therefore, in theory, stocks sold short have unlimited risk. You should be aware of the intrinsic risk involved in the Funds and be cognizant that any strategy which includes selling stocks short can suffer significant losses. In strong "bull" markets, when the prices of nearly all stocks are rising regardless of the underlying value of the companies, the Funds' short positions are expected to underperform the general markets because the Funds' short positions will likely lose money.

VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of each Fund's shares.

NON-DIVERSIFICATION RISK. As non-diversified funds, each Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may at times focus on a limited number of companies.

SECTOR RISK. If a Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. The Ensemble Community Technology Fund is concentrated in the technology sector and significant weakness in this sector could result in significant losses to the Fund. The Ensemble Community Flagship Fund may concentrate in various sectors and may also have sector risk.

         An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         Neither Fund is a complete investment program. As with any mutual fund investment, each Fund's returns will vary and you could lose money.

                          HOW THE FUNDS HAVE PERFORMED

         Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Funds are recently organized and have limited performance histories.

                   FEES AND EXPENSES OF INVESTING IN THE FUNDS

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                                FLAGSHIP                      TECHNOLOGY
(fees paid directly from your investment)                       FUND                          FUND

Maximum Sales Charge (Load) Imposed on Purchases              NONE                             NONE
Maximum Deferred Sales Charge (Load)                          NONE                             NONE
Redemption Fee                                                NONE                             NONE

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees                                               1.50%                            1.50%
Distribution (12b-1) Fees                                     NONE                             NONE
Other Expenses1                                               _.__%                            _.__%
Total Annual Fund Operating Expenses                          _.__%                            _.__%

1 Estimated.

Example:

  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                            1 YEAR            3 YEARS
                                            ------            --------
         Flagship Fund                      $                 $
         Technology Fund            $                $


          ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS

         The heart of the Ensemble Community Funds is an Internet discussion forum (www.TheEnsemble.com), where members discuss U.S. stocks. The www.TheEnsemble.com site is a gated, interactive community where investors (members) become empowered investors through the benefit of collective knowledge, educational resources, and cash incentives. The Ensemble Community Funds create a forum of long term investors (not active traders) who employ an "invest in what you know" strategy similar to an investment club. However, unlike an investment club, the Ensemble Community Funds seek to create a much larger, global group with knowledge exchange across continents and across many circles of competence.

         The members of each Fund, through participation and stock discussion, are the foundation of the Fund. In addition to having access to the information available to Wall Street professionals, each Fund generates an exclusive, proprietary flow of stock ideas and information from members, many of whom are real businessmen and businesswomen. The advisor believes this flow of investment ideas gives the Funds a competitive advantage, direct from "Main Street."

Each Fund invests in companies of all capitalization ranges greater than $200 million. Each Fund will typically have 20-25 long positions and 8-12 short positions.

         LONG POSITIONS of a Fund will exhibit one or more of the following characteristics:

o The company's management exhibits skill not only in the operation of the company, but in the allocation of capital, and has a history of delivering more than it promises;

o    the company uses fair or competitive accounting principles;

o the company has or does something special in its industry, and the reported earnings or the balance sheet of the company reflect (or is beginning to reflect) this advantage; and

o the company has an understandable competitive advantage (such as superior or unique technology, a strong brand name, an unusually strong relationship with its customers, excellent distribution, or a superior cost structure), and the competitive advantage is expected to grow in strength and/or number.

         These characteristics are evident or will become evident in both the company's market share and in its Returns on Invested Capital (ROIC). The advisor will verify evidence of the above characteristics from the company's customers, as well as focus on the power of existing competitors, potential new entrants, suppliers, and the threat of substitute products. These factors, combined with management's talents, determine a company's incremental and sustainable ROIC, a key part of the advisor's analysis.

         A Fund's SHORT POSITIONS are deemed overvalued companies by at least 50% based on a calculation of intrinsic value by the Advisor. Short positions of a Fund will exhibit more than one of the following characteristics:

o    the  company's   management  has  a  record  of  making  mistakes  in  both operational decisions as well as capital allocation, and has a history of promising more than it delivers;

o    the company uses aggressive or questionable accounting practices;

o the company has deteriorating fundamentals within its industry, and the quality of its reported earnings and/or balance sheet is deteriorating; and

o the company previously had a competitive advantage (such as superior or unique technology, a strong brand name, an unusually strong relationship with their customers, privileged distribution, or a superior cost structure), and now the competitive advantage is declining in strength or in number.

GENERAL

         The investment objective of each Fund may be changed without shareholder approval.

         From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments or other no-load mutual funds. If a Fund invests in shares of another mutual fund, the shareholders of the Fund will indirectly pay additional management fees. As a result of engaging in these temporary measures, a Fund may not achieve its investment objective. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                                HOW TO BUY SHARES

BECOMING A MEMBER

         If you wish to invest in a Fund, you must become a member of the www.TheEnsemble.com interactive on-line community. To become a member, fill out the Member's Questionnaire found at the www.TheEnsemble.com Web site. The Funds' advisor will screen your business background and determine whether you will be permitted to invest in the Fund.

         The minimum initial investment in each Fund is $10,000 and minimum subsequent investments are $1,000.

         If you are accepted as a member of the www.TheEnsemble.com on-line community, you will need to open an account and consent to receive all shareholder information about the Funds electronically. When you open your account you will select a password. You will be prompted to enter your password whenever you perform a transaction so that the Funds can be sure each purchase or sale is secure. For your protection, only you should place orders through your Fund account. When you purchase shares, you will be asked to: (1) confirm your consent to receive all Fund documentation electronically, (2) provide your e-mail address and (3) confirm that you have read the Prospectus. The Funds' current Prospectus will be readily available for viewing and printing on the Web site.

INITIAL PURCHASE

         BY MAIL- To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus or can be downloaded from the www.TheEnsemble.com web site); and

o    a check  (subject to the minimum  amounts) made payable to the  appropriate
     Fund.

Mail the application and check to:

U.S. Mail:                              Overnight

Ensemble Community Funds                Ensemble Community Funds
c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
P.O. Box 6110                           431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110        Indianapolis, Indiana 46204

         BY WIRE- You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must set up your account and obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Ensemble Community Funds
         D.D.A.#__________________
         Fund Name _________________(write in fund name)
         Account Name _________________(write in shareholder name) For the Account # _____________(write in account number)

         You must mail a signed application to Firstar Bank, N.A, the Funds' custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of any Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. To make subsequent investments, click the Fund Purchase Order icon and follow the instructions. Checks should be made payable to the appropriate Fund and sent to the address listed above. A bank wire should be sent as outlined above.

TAX SHELTERED RETIREMENT PLANS

         Since the Funds are oriented to longer-term investments, each Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Funds' transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

         Since the Funds are designed specifically for on-line investors, an interruption in transmissions over the Internet or a problem with the www.TheEnsemble.com site could result in a delay or interruption in your ability to access the Web site, place purchase or sale orders with the Funds or otherwise interact with the Funds.

         Each Fund may limit the amount of purchases and refuse to sell to any person. The advisor (with input from the members) will dismiss unproductive or disruptive members. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

         The Funds may deliver paper-based shareholder information in certain circumstances at no extra cost to the investor. If you call or e-mail the Funds to request paper-based shareholder information, or if you revoke your consent to receive all shareholder information electronically, the Funds will deliver such information to you and you may be charged a transaction fee of up to $25 to cover the costs of printing, shipping and handling (A FEE WILL NOT BE CHARGED FOR DELIVERY OF CONFIRMATIONS OR STATEMENTS). Shareholder information includes prospectuses, annual and semi-annual reports, proxy materials, confirmations and statements.

                              HOW TO REDEEM SHARES

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Funds' securities at the time of your redemption. [Presently there is no charge for wire redemptions; however, the Funds may charge for this service in the future.] Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

ON-LINE - To sell Fund shares, click the [Fund Sell Order] icon and follow the instructions.

          BY MAIL - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

Ensemble Community Flagship Fund
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46204

         To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Funds or the Funds' transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in a Fund by calling the transfer agent at 877-___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         ADDITIONAL INFORMATION - The Funds or the transfer agent may terminate the on-line and/or telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. An interruption in transmissions over the Internet or a problem with the www.TheEnsemble.com web site could delay a redemption request. If you are unable to reach the Funds on-line or by telephone, you may request a redemption or exchange by mail.

         If you are not certain of the requirements for a redemption please [call the Funds' transfer agent at 877-___-____]. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Funds may suspend redemptions or postpone payment dates.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Funds' assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Funds' advisor at their fair value, according to procedures approved by the Funds' board of trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS. Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. Each Fund expects that its distributions will consist primarily of capital gains.

         TAXES. In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUNDS

         Ensemble Investments, Inc., 2010 N. First Street, Suite 301, San Jose, California, serves as investment advisor to the Funds. The advisor determines the securities to be held or sold by each Fund, and the portion of the Fund's assets to be held uninvested. Ensemble Investments was founded in April 1999.

         Each Fund is authorized to pay the investment advisor, Ensemble Investments, Inc., a fee equal to an annual average rate of 1.50%. Ensemble Investments, Inc. pays all of the operating expenses of the Funds except brokerage, taxes, borrowing costs (such as interest and dividends on securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses, except those specified above, are paid by Ensemble Investments. The advisor (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

JOHN W. HORTON, CFA, is the Portfolio Manager and is primarily responsible for the day-to-day management of each Fund's portfolio. Mr. Horton is the founder, the Chief Investment Officer, and the Chief Executive Officer of the Fund's advisor, Ensemble Investments, Inc. He has nine years of experience in the investment management industry.

          From 1992 through 1999, Mr. Horton worked for and consulted with Water Street Capital, an equity hedge fund, as an Analyst and Portfolio Manager. In 1992, Mr. Horton worked as an Analyst for Insight Capital Management. In 1990 and 1991, he worked as an Analyst for Feshbach Brothers. Mr. Horton graduated from the University of California at San Diego with a BA in Economics and a minor in Law and Society. Mr. Horton is a Chartered Financial Analyst.

          GREGORY V. TAYLOR, CFA, is a Financial Analyst and Chief Operating Officer for the Fund's Advisor, Ensemble Investments, Inc. He has seven years of experience in the investment management industry. From 1997 to 1999, Mr. Taylor worked for PR Taylor Associates as an Investment Consultant. From 1993 to 1997, Mr. Taylor worked for Mercer Global Advisors as an Investment Manager. Mr. Taylor graduated from the University of California at San Diego with a BA in Quantitative Economics and Decision Sciences. Mr. Taylor is a Chartered Financial Analyst.

          R.M. (CHIP) SAYE is a Financial Analyst for the Fund's Advisor, Ensemble Investments, Inc. He has five years of experience in the investment management industry. From 1996 to 1999, Mr. Saye worked for PricewaterhouseCoopers (PwC) as a Financial Analyst. From 1994 to 1995, Mr. Saye worked for Charles Williams REIC, a privately-held real estate development company, as Vice-President of Franchise Development. Mr. Saye graduated from Duke University with a BA in Economics and from the University of Georgia with an MBA in Corporate Finance and Risk Management. Mr. Saye is a CFA Level II Candidate.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

         Call the Funds at (877)-___-____ to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-09541

                          ENSEMBLE PARTNERS EQUITY FUND

                                   PROSPECTUS

                              _______________, 2000

INVESTMENT OBJECTIVE: Capital appreciation.

2010 N. First Street, Suite 301
San Jose, California 95131

(800) 611-7069

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                           PAGE

ABOUT ENSEMBLE PARTNERS EQUITY FUND...........................................1

FEES AND EXPENSES OF INVESTING IN THE FUND....................................3

HOW TO BUY SHARES.............................................................5

HOW TO REDEEM SHARES..........................................................6

DETERMINATION OF NET ASSET VALUE..............................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................7

MANAGEMENT OF THE FUND........................................................8

FOR MORE INFORMATION.................................................BACK COVER

                       ABOUT ENSEMBLE PARTNERS EQUITY FUND

INVESTMENT OBJECTIVE

         The investment objective of the Ensemble Partners Equity Fund is long term capital appreciation.

PRINCIPAL STRATEGIES

         The Fund seeks to achieve its objective by taking positions in U.S. common stocks that the Fund's advisor believes are undervalued based on a calculation of intrinsic value. The Advisor defines intrinsic value as the discounted value of the cash that can be taken out of a business during its remaining life.

The Fund will invest in companies that the advisor believes exhibit one or more of the following characteristics:

o the company's management exhibits skill not only in the operation of the company, but in the allocation of capital, and has a history of delivering more than it promises;

o    the company uses fair or competitive accounting principles;

o the company has or does something special in its industry, and the reported earnings or the balance sheet of the company reflect (or is beginning to reflect) this advantage; and

o the company has an understandable competitive advantage (such as superior or unique technology, a strong brand name, an unusually strong relationship with its customers, excellent distribution, or a superior cost structure), and the competitive advantage are expected to grow in strength and/or number.

         The advisor believes that these characteristics are evident, or will become evident, in both the company's market share and in its Returns on Invested Capital (ROIC). The advisor will verify evidence of the above characteristics from the company's customers, as well as focus on the power of existing competitors, potential new entrants, suppliers, and the threat of substitute products. These factors, combined with the advisor's assessment of management's talents, determine a company's incremental and sustainable ROIC, a key part of the advisor's analysis.

The Fund invests in companies of all capitalization ranges greater than $200 million and, under normal circumstances, at least 65% of its total assets will be invested in equity securities. As the Fund is non-diversified, it's portfolio may at times focus on a limited number of companies The Fund will typically have 20-25 positions.

The Fund may sell a security when the advisor believes the security is fully valued.

PRINCIPAL RISKS OF INVESTING IN THE FUND

MANAGEMENT RISK. The advisor's value-oriented approach may fail to produce the intended results. The Fund has no operating history, and the advisor is a recently formed company with no prior experience managing a mutual fund. See "Management of the Fund" for further information on advisor's investment experience.

MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.

SMALLER COMPANY RISK. To the extent the Fund invests in smaller companies, it will be subject to additional risks.

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may at times focus on a limited number of companies.

         An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

         The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

                           HOW THE FUND HAS PERFORMED

         Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has a limited performance history.

GENERAL

         The investment objective of the Fund may be changed without shareholder approval.

         From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments or other no-load mutual funds. If the Fund invests in shares of another mutual fund, the shareholders of the Fund will indirectly pay additional management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases ...........................NONE
Maximum Deferred Sales Charge (Load)........................................NONE
Redemption Fee (as a percentage of amount redeemed, if applicable)..........NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Management Fees............................................................1.50%
Distribution (12b-1) Fees...................................................NONE
Other Expenses1............................................................_.__%
Total Annual Fund Operating Expenses......................................._.__%

1Estimated

Example:

  The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                           1 YEAR           3 YEARS
                           ------           --------
                           $                $


                                HOW TO BUY SHARES

         The minimum initial investment in the Fund is $10,000 and minimum subsequent investments are $1,000. If you purchase or redeem shares through a broker/dealer or another intermediary, you may be charged a fee by that intermediary.

INITIAL PURCHASE

BY MAIL- To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus or can be downloaded from the www.TheEnsemble.com web site); and

o a check (subject to the minimum amounts) made payable to Ensemble Partners Equity Fund.

o    Mail the application and check to:

U.S. Mail:                                Overnight

Ensemble Partners Equity Fund             Ensemble Partners Equity Fund
c/o Unified Fund Services, Inc.           c/o Unified Fund Services, Inc.
P.O. Box 6110                             431 North Pennsylvania Street
Indianapolis, Indiana 46206-6110          Indianapolis, Indiana 46204

         BY WIRE- You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must set up your account and obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Ensemble Partners Equity Fund
         D.D.A.#__________________
         Account Name _________________(write in shareholder name) For the Account # ______________(write in account number)

         You must mail a signed application to Firstar Bank, N.A, the Fund's custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. To make subsequent investments, click the Fund Purchase Order icon and follow the instructions. Checks should be made payable to Ensemble Partners Equity Fund and sent to the address listed above. A bank wire should be sent as outlined above.

TAX SHELTERED RETIREMENT PLANS

         Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

         Since the Fund is designed specifically for on-line investors, an interruption in transmissions over the Internet or a problem with the www.TheEnsemble.com site could result in a delay or interruption in your ability to access the Web site, place purchase or sale orders with the Fund or otherwise interact with the Fund.

         The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

         The Fund may deliver paper-based shareholder information in certain circumstances at no extra cost to the investor. If you call or e-mail the Fund to request paper-based shareholder information, or if you revoke your consent to receive all shareholder information electronically, the Fund will deliver such information to you and you may be charged a transaction fee of up to $25 to cover the costs of printing, shipping and handling (A FEE WILL NOT BE CHARGED FOR DELIVERY OF CONFIRMATIONS OR STATEMENTS). Shareholder information includes prospectuses, annual and semi-annual reports, proxy materials, confirmations and statements.

                              HOW TO REDEEM SHARES

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. [Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future.] Any charges for wire redemptions will be deducted from your Fund account by redemption of shares.

ON-LINE - To sell Fund shares, click the [Fund Sell Order] icon and follow the instructions.

BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

Ensemble Partners Equity Fund
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46204

         To be in proper form, your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at 877-___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         ADDITIONAL INFORMATION - The Fund or the transfer agent may terminate the on-line and/or telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although the Fund has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. An interruption in transmissions over the Internet or a problem with the www.TheEnsemble.com web site could delay a redemption request. If you are unable to reach the Fund on-line or by telephone, you may request a redemption or exchange by mail.

         If you are not certain of the requirements for a redemption please [call the Fund's transfer agent at 877-___-____]. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

         TAXES. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND

         Ensemble Investments, Inc., 2010 N. First Street, Suite 301, San Jose, California, serves as investment advisor to the Fund. The advisor determines the securities to be held or sold by the Fund, and the portion of the Fund's assets to be held uninvested. Ensemble Investments was founded in April 1999.

                  The Fund is authorized to pay the investment advisor, Ensemble Investments, Inc., a fee equal to an annual average rate of 1.50%. Ensemble Investments, Inc. pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs (such as interest and dividends on securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by Ensemble Investments. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                  JOHN W. HORTON, CFA, is the Fund's Portfolio Manager and is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Horton is the founder, the Chief Investment Officer, and the Chief Executive Officer of the Fund's advisor, Ensemble Investments, Inc. He has nine years of experience in the investment management industry.

          From 1992 through 1999, Mr. Horton worked for and consulted with Water Street Capital, an equity hedge fund, as an Analyst and Portfolio Manager. In 1992, Mr. Horton worked as an Analyst for Insight Capital Management. In 1990 and 1991, he worked as an Analyst for Feshbach Brothers. Mr. Horton graduated from the University of California at San Diego with a BA in Economics and a minor in Law and Society. Mr. Horton is a Chartered Financial Analyst.

          GREGORY V. TAYLOR, CFA, is a Financial Analyst and Chief Operating Officer for the advisor, Ensemble Investments, Inc. He has seven years of experience in the investment management industry. From 1997 to 1999, Mr. Taylor worked for PR Taylor Associates as an Investment Consultant. From 1993 to 1997, Mr. Taylor worked for Mercer Global Advisors as an Investment Manager. Mr. Taylor graduated from the University of California at San Diego with a BA in Quantitative Economics and Decision Sciences. Mr. Taylor is a Chartered Financial Analyst.

          R.M. (CHIP) SAYE is a Financial Analyst for the Fund's advisor, Ensemble Investments, Inc. He has five years of experience in the investment management industry. From 1996 to 1999, Mr. Saye worked for PricewaterhouseCoopers (PwC) as a Financial Analyst. From 1994 to 1995, Mr. Saye worked for Charles Williams REIC, a privately-held real estate development company, as Vice-President of Franchise Development. Mr. Saye graduated from Duke University with a BA in Economics and from the University of Georgia with an MBA in Corporate Finance and Risk Management. Mr. Saye is a CFA Level II Candidate.

FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Fund at (877)-___-____ to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-09541

                            AmeriPrime Advisors Trust

                        Ensemble Community Flagship Fund
                       Ensemble Community Technology Fund

                          Ensemble Partners Equity Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                               ____________, 2000

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Ensemble Community Funds dated __________, 2000 or Ensemble Partners Equity Fund dated _______, 2000. A free copy of each Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling

-------------.

TABLE OF CONTENTS                                                         PAGE

DESCRIPTION OF THE TRUST AND THE FUNDS........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK

 CONSIDERATIONS...............................................................

INVESTMENT LIMITATIONS........................................................

THE INVESTMENT ADVISER........................................................

TRUSTEES AND OFFICERS.........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................

DETERMINATION OF SHARE PRICE..................................................

INVESTMENT PERFORMANCE........................................................

CUSTODIAN.....................................................................

TRANSFER AGENT................................................................

ACCOUNTANTS...................................................................

DISTRIBUTOR...................................................................

ADMINISTRATOR.................................................................

DESCRIPTION OF THE TRUST AND THE FUND

         The Ensemble Community Flagship Fund, the Ensemble Community Technology Fund, and the Ensemble Partners Equity Fund (each a "Fund" or collectively, the "Funds") were organized as a non-diversified series of AmeriPrime Advisors Trust (the "Trust") on December 22, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to each Fund is Ensemble Investments, Inc. (the "Adviser").

         The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds' transfer agent for the account of the Shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated and will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Prior to the public offering of the Funds, AmeriPrime Financial Securities, Inc1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, purchased all of the outstanding shares of the Funds and may be deemed to control the Funds. As the controlling shareholder, AmeriPrime Financial Securities, Inc. could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that AmeriPrime Financial Securities, Inc. will no longer control the Funds.

         For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

         A. Equity Securities. Each Fund may invest in equity securities, which include common stock, preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDR"), Global Depository Receipts ("GDRs"), and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

  ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate. See "Risks of Investing in Foreign Securities" herein.

         Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for a Fund. The Advisor expects, however, that generally the preferred stocks in which a Fund invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

         B. Option Transactions. Each Fund may engage in option transactions involving individual stocks as well as stock indexes. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which a Fund sells (writes) will be covered or secured, which means that the Fund will own the underlying security in the case of a call option. Each Fund will sell (write) put options only if the Fund is selling an equivalent amount of the same security short. When a Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. Each Fund may also utilize spreads and straddle strategies. A spread is the difference in price resulting from a combination of put and call options within the same class on the same underlying security. A straddle strategy consists of an equal number of put and call options on the same underlying stock, stock index, or commodity future at the same strike price and maturity date.

         The purchase and writing of options involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

     C. Illiquid Securities Each Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Neither Fund will invest more than 15% of its net assets in illiquid securities.

         D. Borrowing. Each Fund may borrow up to one third of the value of its total assets as a temporary measure for extraordinary or emergency purposes (including borrowing to meet redemption requests). Because the Funds' investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Funds' net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

          Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

         3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. The Funds will not purchase or sell puts, calls, options or straddles, except as described in the Fund's Prospectus or Statement of Additional Information.

         5. Illiquid Investments. The Funds will not invest in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

6. Short Sales. The Funds will not effect short sales of securities except as described in the Fund's Prospectus or Statement of Additional Information.

THE INVESTMENT ADVISER

          The Funds' investment adviser is Ensemble Investments, Inc, 2010 N. First Street, Suite 301, San Jose, California 95131. [ ] may be deemed to control Ensemble Investments, Inc. due to their respective share of the ownership of the Adviser.

         Under the terms of the management agreements (the "Agreements"), the adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), interest, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund.

         The adviser retains the right to use the name "Ensemble" in connection with another investment company or business enterprise with which the adviser is or may become associated. The Trust's right to use the name "Ensemble" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the adviser on ninety days written notice.

         The adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Funds believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ---------------- ======================================================================
NAME, AGE AND ADDRESS                POSITION                        PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
==================================== ---------------- ======================================================================
==================================== ---------------- ======================================================================
*Kenneth D. Trumpfheller             President and    President, Treasurer and Secretary of AmeriPrime Financial Services,
1793 Kingswood Drive                 and Trustee      Financial Services, Inc., the Fund's administrator, and AmeriPrime
Suite 200                                             Financial Securities, Inc., the Fund's distributor, since 1994.
Southlake, Texas  76092                               President and Trustee of AmeriPrime Funds and AmeriPrime Insurance
                                                      Trust.  Prior to December, 1994, a senior client executive with SEI
Year of Birth:  1958                                  Financial Services
==================================== ---------------- ======================================================================
==================================== ---------------- ======================================================================
Paul Bellany                         Secretary,       Secretary, Treasurer and Chief Financial Officer of AmeriPrime
1793 Kingswood Drive                 and Treasurer    Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
Suite 200                                             Treasurer and Secretary of AmeriPrime Funds and AmeriPrime Insurance
Southlake, Texas  76092                               Trust.  Various positions with Fidelity Investments from 1987 to 1998;
                                                      most recently Fund Reporting Unit Manager
Year of Birth:  1959
==================================== ---------------- ======================================================================
==================================== ---------------- ======================================================================
Mark W. Muller                       Trustee          Account Manager for Clarion Technologies, a manufacturer of
175 Westwood Drive                                    manufacturer of automotive, heavy truck, and consumer
Suite 300                                             goods, from 1996 to present.  From 1986 to 1996, an
Southlake, Texas  76092                               engineer for Sicor, a telecommunication hardware company.
Year of Birth:  1964
==================================== ---------------- ======================================================================
==================================== ================ ======================================================================
Richard J. Wright, Jr.               Trustee          Various positions (most recently Program Manager) with Texas
8505 Forest Lane                                      Texas Instruments, a technology company, from 1985 to present.
MS 8672
Dallas, Texas 75243

Year of Birth:  1962
==================================== ================ ======================================================================

         The following table estimates the Trustees' compensation for the first full fiscal year. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ----------------------- ==================================
                                     AGGREGATE               TOTAL COMPENSATION
    NAME                             COMPENSATION            FROM TRUST (THE TRUST IS
                                     FROM TRUST              NOT IN A FUND COMPLEX)
==================================== ----------------------- ==================================
==================================== ----------------------- ==================================
Kenneth D. Trumpfheller                         0                            0
==================================== ----------------------- ==================================
==================================== ----------------------- ==================================
Mark W. Muller                               $6,000                       $6,000
==================================== ----------------------- ==================================
==================================== ======================= ==================================
Richard J. Wright                            $6,000                       $6,000
==================================== ======================= ==================================




PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisr in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the , it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         [To the extent that the Trust and another of the Adviser's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.]

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Fund's adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Fund's adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund's adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

         Each Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If each Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' Inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the equal to 0.0275% of each Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million).

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds for the first fiscal year. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Funds. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

ADMINISTRATOR

                  The Funds retain AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Funds' business affairs and provide the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. [The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 01.0% of each Fund's average daily net assets up to fifty million dollars, 0.075% of each Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of each fund's average daily net assets over one hundred million dollars.]

                            AMERIPRIME ADVISORS TRUST


PART C.  OTHER INFORMATION

Item 23. Exhibits


(a)      Articles  of  Incorporation.

          (i) Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

          (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust is filed herewith.

          (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust is filed herewith.


(b) By-laws. Registrant's By-laws, which were filed as an Exhibit to Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)      Investment Advisory Contracts.

          (i) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

          (ii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Small Cap Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

          (iii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

          (iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (x) Advisory Agreement for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (xi) Advisory Agreement for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (xii) Registrant's Management Agreement with Ensemble Investments, Inc. for the Ensemble Community Flagship Fund is filed herewith.

          (xii) Registrant's Management Agreement with Ensemble Investments, Inc. for the Ensemble Community Technology Fund is filed herewith.

          (xiv) Registrant's Management Agreement with Ensemble Investments, Inc. for the Ensemble Partners Equity Fund is filed herewith.


(e)      Underwriting Contracts.

          (i) Registrant's Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

          (ii) Registrant's form of Dealer Agreement to be supplied.


          (iii) Amended Exhibit A to Underwriting Agreement is filed herewith.


(f)      Bonus or Profit Sharing Contracts.  None.

(G)      Custodian Agreements.


          (i) Registrant's Custodian Agreement with Firstar Bank, N.A. which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

          (ii) Amended Appendix B to Custodian Agreement is filed herewith.


(h)      Other Material Contracts.  None.

(i) Legal Opinion. Opinion and Consent of Brown, Cummins & Brown Co.,L.P.A. is filed herewith.

(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k)      Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)      Rule 12b-1 Plan.  None.

(n)      Financial Data Schedule.   None.

(o)      Rule 18f-3 Plan.  None.

(p)      Power of Attorney.

         (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

         (ii) Powers of Attorney for the Trustees and Officers, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Funds


As of December 15, 1999, First Union National Bank, Trustee, owned 25.26% of the StoneRidge Small Cap Fund, 92.02% of the StoneRidge Equity Fund and 99.82% of the StoneRidge Bond Fund. As a result, the StoneRidge Small Cap Fund, StoneRidge Equity Fund, and StoneRidge Bond Fund may be deemed to be under common control.


Item 25. Indemnification

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(a) Stoneridge Investment Partners, LLC ("Stoneridge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the Stoneridge Equity Fund, Stoneridge Small Cap Equity Fund and Stoneridge Bond Fund, is a registered investment adviser.

(i) Stoneridge has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and member of Stoneridge is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund, Monteagle Fixed Income Fund, is a registered investment adviser.

(i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.


(ii) Information with respect to each officer and member of NCC is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).


(c) Robinson Investment Group, Inc.("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

(i)  Robinson has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Robinson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

(d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.

(i) Howe and Rusling has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

(e) T.H. Fitzgerald, Jr. ("Fitzgerald"), 180 Church Street, Naugatuck, Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.

(i) Fitzgerald has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each principal of Fitzgerald is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File 801-12196)


(f) Ensemble Investments, Inc. ("Ensemble"), 2010 N. First Street, San Jose, California, adviser for the Ensemble Community Flagship Fund, Ensemble Community Technology Fund and Ensemble Partners Equity Fund, has filed an application to become a registered investment adviser.

(i)  Ensemble has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Ensemble is incorporated by reference to Schedule D of Form ADV filed by it under The Investment Advisors Act [(File number to be supplied)].


Item 27. Principal Underwriters

(a) AmeriPrime Financial Securities, Inc. is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant. It is also the underwriter for the AmeriPrime Funds, AmeriPrime Insurance Trust, the Kenwood Funds, the Rockland Funds Trust, the TANAKA Funds, Inc. and the Grand Prix Fund.

(b) Information with respect to each director and officer of AmeriPrime Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-48143).

(c) Not applicable.

Item 28. Location of Accounts and Records

  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29. Management Services Not Discussed in Parts A or B

         None.

Item 30. Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the __ day of December, 1999.

                                      AmeriPrime Advisors Trust

                                   By:  ___/s/______________________________
                                        Donald S. Mendelsohn
                                        Attorney-in Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

_____________________________             *By:________________________________
Kenneth D. Trumpfheller,*                     Donald S. Mendelsohn
President and Trustee                         Attorney-in-Fact

                                December 29, 1999
________________________________
Mark Muller,* Trustee

________________________________
Richard Wright,* Trustee

________________________________
Paul S. Bellany,* Treasurer

                                  EXHIBIT INDEX

1. Copy of Amendment No. 1 to Registrant's Declaration of Trust.....EX-99.23.a.i
2. Copy of Amendment No. 2 to Registrant's Declaration of Trust....EX-99.23.a.ii
3. Management Agreement for the Ensemble Community Flagship Fund....EX-99.23.d.i
4. Management Agreement for the Ensemble Community Technology Fund..............
   ................................................................EX-99.23.d.ii
5. Management Agreement for the Ensemble Partners Equity Fund.....EX-99.23.d.iii
6. Amended Exhibit A to Underwriting Agreement........................EX-99.23.e
7. Amended Appendix B to Custodian Agreement..........................EX-99.23.g
8. Opinion of Counsel.................................................EX-99.23.i
9. Consent of Accountant..............................................EX-99.23.j